FINANCIAL RISK MANAGEMENT - MARKET RISK - CREDIT RISK (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)
Disclosure of credit risk exposure [line items]
Trade receivables		¥ 4,142,210	$ 636,646	¥ 3,364,366
Other receivables excluding prepayments	[2]	275,107		301,280
Long-term receivable		31,274	$ 4,806	31,406
Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade receivables		2,799,028		2,517,281
Other receivables excluding prepayments		204,086		226,500
Cash at bank and short-term deposits placed in listed banks in the PRC		1,268,478		1,467,616
Credit risk [member] | Financial assets neither past due nor impaired [member] | Third parties [member]
Disclosure of credit risk exposure [line items]
Trade receivables		431,473		481,372
Other receivables excluding prepayments		194,245		220,035
Long-term receivable		31,274		31,406
Credit risk [member] | Financial assets neither past due nor impaired [member] | Guangzhou Railway Group and its subsidiaries [member]
Disclosure of credit risk exposure [line items]
Trade receivables		1,261,244		721,557
Other receivables excluding prepayments		9,460		2,619
Credit risk [member] | Financial assets neither past due nor impaired [member] | CRC Group (excluding Guangzhou Railway Group and its subsidiaries) [member]
Disclosure of credit risk exposure [line items]
Trade receivables		1,106,311		1,314,352
Other receivables excluding prepayments		¥ 381		¥ 3,846

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.
[2]	(a) Other receivables mainly represent miscellaneous deposits and receivables arising from the course of provision of non-railway transportation services by the Group. As of 31 December 2017, the input VAT with related invoices not been received or verified amounted to RMB122,190,000 (2016: RMB 156,072,000). Movements on the provision for impairment of other receivables are as follows: 2015 2016 2017 RMB’000 RMB’000 RMB’000 At 1 January 62,060 13,377 13,336 Provision for impairment loss 62 - - Reversal of impairment loss provision (7,699) (1) (3) Written-off (28,734) (40) (8) Elimination arising from business combination (12,312) - - At 31 December 13,377 13,336 13,325